UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-Q

________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22263

KraneShares Trust

(Exact name of registrant as specified in charter)

________

1350 Avenue of the Americas

2nd Floor

New York, New York, 10019

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

1350 Avenue of the Americas

2nd Floor

New York, New York, 10019

(Name and address of agent for service)

Copy to:

Christopher D. Menconi

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

Registrant’s telephone number, including area code: (855) 857-2638

Date of fiscal year end: March 31, 2015

Date of reporting period: June 30, 2014

Item 1.           Schedule of Investments

Schedule of Investments (unaudited)	June 30, 2014

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — 98.2% ‡
CHINA— 98.2%
Consumer Discretionary — 12.1%
Anhui Jianghuai Automobile, Cl A (A)	12,600	$20,101
Anhui Zhongding Sealing Parts, Cl A	1,700	2,647
Beijing Gehua CATV Network, Cl A *	2,071	3,511
Beijing Wangfujing Department Store Group, Cl A *	700	1,782
Beiqi Foton Motor, Cl A *	4,592	3,774
BesTV New Media, Cl A (A)	1,582	8,003
Byd, Cl A *	1,386	10,608
Chengdu B-Ray Media, Cl A	2,531	4,830
China CYTS Tours Holding, Cl A	1,200	4,212
China International Travel Service, Cl A	866	4,611
China South Publishing & Media Group, Cl A	1,594	3,710
Chongqing Changan Automobile, Cl A	6,093	12,088
Chongqing Department Store, Cl A	400	1,260
Chongqing Zongshen Power Machinery, Cl A	2,267	1,655
CITIC Guoan Information Industry, Cl A *	3,387	4,148
Dashang Group, Cl A	800	3,292
Elec-Tech International, Cl A *	2,765	3,730
FAW CAR, Cl A *	2,890	4,471
Fujian Septwolves Industry, Cl A	1,476	1,922
Fuyao Glass Industry Group, Cl A	4,687	6,345
GoerTek, Cl A	2,468	10,604
Great Wall Motor, Cl A	1,400	5,708
Gree Electric Appliances, Cl A	8,114	38,510
Guangdong Advertising, Cl A	1,400	5,546
Guangdong Alpha Animation and Culture, Cl A	654	3,868
Guangdong Yihua Timber Industry, Cl A	3,993	3,140
Haining China Leather Market, Cl A	1,193	2,397
Hisense Electric, Cl A	2,853	4,437
Huawen Media Investment Group, Cl A	3,700	7,006
Huayu Automotive Systems, Cl A *	3,670	5,785
Hunan TV & Broadcast Intermediary, Cl A	2,600	6,382
Jiangling Motors, Cl A *	553	2,583
Jiangsu Phoenix Publishing & Media, Cl A	2,260	3,380
Jishi Media, Cl A	2,085	3,844
Liaoning Cheng Da, Cl A *	4,176	10,250
Luthai Textile, Cl A	1,597	2,263
Midea Group, Cl A	6,091	18,965
NavInfo, Cl A	1,600	4,286
Pang Da Automobile Trade, Cl A *	2,359	1,669
Qingdao Haier, Cl A	5,367	12,767
SAIC Motor, Cl A *	7,933	19,561
Shanghai Oriental Pearl Group, Cl A (A)	4,527	8,172

Schedule of Investments (unaudited)	June 30, 2014

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Shanghai Yuyuan Tourist Mart, Cl A	3,363	$3,989
Shenzhen Grandland Decoration Group, Cl A	700	1,350
Shenzhen MTC, Cl A *	2,007	2,503
Shenzhen Overseas Chinese Town, Cl A	10,432	7,885
Sichuan Changhong Electric, Cl A	12,500	6,205
Suning Commerce Group, Cl A	13,315	14,077
TCL, Cl A	27,261	10,017
Wanxiang Qianchao, Cl A	3,442	5,702
Weifu High-Technology Group, Cl A	1,957	8,506
Yintai Resources, Cl A	1,368	1,757
Youngor Group, Cl A	4,800	5,438
Zhejiang Yasha Decoration, Cl A *	972	3,534
		358,786
Consumer Staples — 6.7%
Beijing Dabeinong Technology Group, Cl A	2,567	4,700
Beijing Shunxin Agriculture, Cl A	822	1,860
Beijing Yanjing Brewery, Cl A	4,587	4,805
Beingmate Baby & Child Food, Cl A (A)	1,971	4,561
Bright Dairy & Food, Cl A	1,957	5,059
Chongqing Brewery, Cl A	687	1,652
Chuying Agro-pastora Group, Cl A	1,400	2,123
Fujian Sunner Development, Cl A	1,312	2,451
Gansu Yasheng Industrial Group, Cl A	5,295	4,719
Guangdong Haid Group, Cl A	1,142	2,026
Hebei Chengde Lolo, Cl A	980	3,138
Henan Shuanghui Investment & Development, Cl A	2,354	13,578
Inner Mongolia Yili Industrial Group, Cl A *	5,880	31,385
Jiangsu Yanghe Brewery Joint-Stock, Cl A	767	6,273
Jointown Pharmaceutical Group, Cl A	1,159	2,501
Kweichow Moutai, Cl A	1,419	32,469
Luzhou Laojiao, Cl A	2,489	6,571
MeiHua Holdings Group, Cl A	2,798	2,313
New Hope Liuhe, Cl A	1,852	3,370
Shandong Denghai Seeds, Cl A	500	2,243
Shanghai Friendship Group, Cl A	2,777	4,914
Shanghai Jahwa United, Cl A	1,652	9,758
Shanxi Xinghuacun Fen Wine Factory, Cl A	900	1,926
Shenzhen Agricultural Products, Cl A	3,100	4,611
Tsingtao Brewery, Cl A *	988	6,379
V V Food & Beverage, Cl A	2,672	1,740
Wuliangye Yibin, Cl A	6,168	17,823
Yantai Changyu Pioneer Wine, Cl A	400	1,554
Yonghui Superstores, Cl A	5,272	5,370

Schedule of Investments (unaudited)	June 30, 2014

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Yuan Longping High-tech Agriculture, Cl A *	1,076	$4,765
Zhangzidao Group, Cl A	884	1,992
		198,629
Energy — 3.8%
China Coal Energy, Cl A	4,900	3,182
China Merchants Energy Shipping, Cl A	5,099	1,923
China Oilfield Services, Cl A	2,100	5,953
China Petroleum & Chemical, Cl A	16,373	13,906
China Shenhua Energy, Cl A *	6,531	15,304
Datong Coal Industry, Cl A	2,377	2,096
Guanghui Energy, Cl A *	10,300	11,653
Guizhou Panjiang Refined Coal, Cl A	1,470	1,509
Henan Shenhuo Coal & Power, Cl A	3,777	2,106
Jizhong Energy Resources, Cl A	2,465	2,316
Offshore Oil Engineering, Cl A	6,382	7,580
PetroChina, Cl A	11,703	14,221
Pingdingshan Tianan Coal Mining, Cl A *	3,854	2,509
SDIC Xinji Energy, Cl A *	3,264	1,468
Shanxi Lanhua Sci-Tech Venture, Cl A	2,262	2,741
Shanxi Lu'an Environmental Energy Development, Cl A	2,861	3,500
Shanxi Xishan Coal & Electricity Power, Cl A	5,105	4,336
Wintime Energy, Cl A	5,727	2,187
Wuhan Kaidi Electric Power, Cl A	2,177	2,596
Yang Quan Coal Industry Group, Cl A	3,896	3,541
Yantai Jereh Oilfield Services Group, Cl A	1,350	8,757
		113,384
Financials — 32.3%
Agricultural Bank of China, Cl A	84,667	34,385
Avic Capital, Cl A	2,652	6,868
Bank of Beijing, Cl A	15,800	20,524
Bank of China, Cl A	21,137	8,686
Bank of Communications, Cl A	63,549	39,737
Bank of Nanjing, Cl A	5,879	7,580
Bank of Ningbo, Cl A	4,197	6,223
Beijing Capital Development, Cl A	3,585	2,496
Beijing Huaye Realestate, Cl A *	3,077	2,420
Beijing North Star, Cl A	4,788	1,890
Beijing Urban Construction Investment & Development, Cl A	1,896	2,283
Bohai Leasing, Cl A	1,575	1,950
Changjiang Securities, Cl A	4,695	7,264
China CITIC Bank, Cl A *	9,165	6,307
China Construction Bank, Cl A *	32,800	21,831
China Enterprise, Cl A	4,313	3,371

Schedule of Investments (unaudited)	June 30, 2014

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
China Everbright Bank, Cl A *	50,200	$20,549
China Fortune Land Development, Cl A	1,667	6,762
China Life Insurance, Cl A	5,278	11,577
China Merchants Bank, Cl A *	48,234	79,600
China Merchants Property Development, Cl A	3,721	6,249
China Merchants Securities, Cl A	5,239	8,536
China Minsheng Banking, Cl A	73,221	73,280
China Pacific Insurance Group, Cl A *	9,033	25,898
China Vanke, Cl A	29,686	39,565
CITIC Securities, Cl A *	26,565	49,063
COFCO Property Group, Cl A	3,265	1,715
Everbright Securities, Cl A	3,692	4,724
Financial Street Holdings, Cl A	8,164	7,171
Founder Securities, Cl A	8,785	7,688
Gemdale, Cl A	13,700	19,628
GF Securities, Cl A	6,393	10,097
Guoyuan Securities, Cl A	2,828	4,302
Hainan Zhenghe Industrial Group, Cl A	1,977	3,256
Haitong Securities, Cl A	20,400	30,082
Hangzhou Binjiang Real Estate Group, Cl A	1,460	1,334
Huatai Securities, Cl A	8,061	9,769
Huaxia Bank, Cl A	11,189	14,786
Industrial & Commercial Bank of China, Cl A	57,121	31,207
Industrial Bank, Cl A *	34,341	55,510
Industrial Securities, Cl A	5,118	7,110
New China Life Insurance, Cl A *	1,481	5,043
Northeast Securities, Cl A	3,171	3,664
Oceanwide Holdings, Cl A	4,102	2,955
Pacific Securities, Cl A	4,698	4,823
Ping An Bank, Cl A	16,452	26,276
Ping An Insurance Group of China, Cl A	12,902	81,799
Poly Real Estate Group, Cl A	21,217	16,960
RiseSun Real Estate Development, Cl A	2,371	3,619
Sealand Securities, Cl A *	2,068	3,150
Shaanxi International Trust, Cl A	1,500	1,554
Shanghai AJ, Cl A *	2,552	3,780
Shanghai Chengtou Holding, Cl A *	4,875	4,950
Shanghai Industrial Development, Cl A	1,365	1,634
Shanghai Lujiazui Finance & Trade Zone Development, Cl A	1,264	3,227
Shanghai Pudong Development Bank, Cl A	36,946	53,886
Shanghai Shimao, Cl A	1,100	1,514
Shanghai Zhangjiang High-Tech Park Development, Cl A	2,788	2,930
Shanxi Securities, Cl A	2,720	2,845

Schedule of Investments (unaudited)	June 30, 2014

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Shenzhen Zhenye Group, Cl A	2,396	$1,768
Sinolink Securities, Cl A	2,096	6,712
SooChow Securities, Cl A	3,598	4,129
Southwest Securities, Cl A	3,000	4,134
Suning Universal, Cl A	2,575	1,872
Sunshine City Group, Cl A	2,067	2,928
Western Securities, Cl A	1,052	1,831
Xinhu Zhongbao, Cl A	6,769	3,185
Zhejiang China Commodities City Group, Cl A *	3,967	3,216
Zhongtian Urban Development Group, Cl A	2,285	1,878
		959,535
Health Care — 8.3%
Beijing SL Pharmaceutical, Cl A	892	6,407
Beijing Tiantan Biological Products, Cl A *	800	2,370
Beijing Tongrentang, Cl A *	2,095	5,885
Changchun High & New Technology Industries, Cl A	355	4,651
China National Accord Medicines, Cl A	382	2,459
China National Medicines, Cl A	900	3,293
China Resources Double Crane Pharmaceutical, Cl A *	1,000	2,770
China Resources Sanjiu Medical & Pharmaceutical, Cl A *	1,391	4,123
Guangxi Wuzhou Zhongheng Group, Cl A	3,100	5,860
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A *	1,700	6,819
Guizhou Yibai Pharmaceutical, Cl A *	900	5,966
Harbin Gloria Pharmaceuticals, Cl A *	300	2,490
Harbin Pharmaceutical Group, Cl A	3,065	3,072
Hengkang Medical Group, Cl A	999	3,539
Huadong Medicine, Cl A	693	6,031
Hualan Biological Engineering, Cl A	1,000	4,206
Huapont-Nutrichem, Cl A	1,028	3,082
Humanwell Healthcare Group, Cl A	1,400	6,735
Jiangsu Hengrui Medicine, Cl A	2,391	12,778
Jiangsu Kanion Pharmaceutical, Cl A	1,151	5,324
Jiangsu Yuyue Medical Equipment & Supply, Cl A	661	2,583
Jilin Aodong Medicine Industry Groups, Cl A	2,383	5,960
Joincare Pharmaceutical Group Industry, Cl A *	1,900	1,543
Kangmei Pharmaceutical, Cl A *	5,177	12,473
Livzon Pharmaceutical Group, Cl A *	358	2,725
North China Pharmaceutical, Cl A	2,896	2,292
Searainbow Holding, Cl A *	2,394	7,523
Shandong Dong-E E-Jiao-A, Cl E *	1,858	9,977
Shanghai Fosun Pharmaceutical Group, Cl A *	3,779	12,296
Shanghai Kehua Bio-Engineering, Cl A	1,398	5,193
Shanghai Pharmaceuticals Holding, Cl A	2,769	5,547

Schedule of Investments (unaudited)	June 30, 2014

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Shanghai RAAS Blood Products, Cl A (A)	500	$5,101
Shenzhen Salubris Pharmaceuticals, Cl A	580	2,806
Shijiazhuang Yiling Pharmaceutical, Cl A	400	1,897
Shinva Medical Instrument, Cl A *	400	4,806
Sichuan Kelun Pharmaceutical, Cl A	778	4,997
Tasly Pharmaceutical Group, Cl A	2,000	12,496
Tianjin ZhongXin Pharmaceutical Group, Cl A *	766	1,912
Tonghua Dongbao Pharmaceutical, Cl A	2,365	4,966
Xizang Haisco Pharmaceutical Group, Cl A	767	2,373
Yunnan Baiyao Group, Cl A	1,875	15,774
Zhangzhou Pientzehuang Pharmaceutical, Cl A	199	2,486
Zhejiang Conba Pharmaceutical, Cl A	1,457	3,257
Zhejiang Hisun Pharmaceutical, Cl A	1,491	3,564
Zhejiang Huahai Pharmaceutical, Cl A	1,600	2,849
Zhejiang Medicine, Cl A	2,062	3,041
Zhejiang NHU, Cl A	1,764	3,522
Zhongyuan Union Stem Cell Bioengineering, Cl A *	880	3,935
		245,754
Industrials — 15.4%
Air China, Cl A *	6,155	3,264
AVIC Aircraft, Cl A	4,299	7,295
Avic Heavy Machinery, Cl A	1,582	3,059
Beijing New Building Material, Cl A	900	1,990
Beijing Orient Landscape, Cl A	1,219	3,243
Beijing SPC Environmental Protection Tech, Cl A	852	2,414
China Aerospace Times Electronics, Cl A *	2,768	5,255
China Avic Electronics, Cl A *	1,267	4,629
China Baoan Group, Cl A (A)	3,788	6,233
China CAMC Engineering, Cl A	963	2,514
China CNR, Cl A *	13,004	9,515
China CSSC Holdings, Cl A *	1,468	4,982
China Eastern Airlines, Cl A *	6,107	2,274
China First Heavy Industries, Cl A	8,228	2,546
China Gezhouba Group, Cl A	6,631	3,965
China International Marine Containers Group, Cl A *	2,883	6,254
China National Chemical Engineering, Cl A	5,281	4,434
China Railway Construction, Cl A *	9,214	6,846
China Railway Erju, Cl A	2,590	1,933
China Railway Group, Cl A *	18,415	7,657
China Railway Tielong Container Logistics, Cl A	3,290	2,556
China Shipbuilding Industry, Cl A	15,732	12,221
China Shipping Container Lines, Cl A *	8,552	2,908
China Shipping Development, Cl A	2,277	1,483

Schedule of Investments (unaudited)	June 30, 2014

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
China Southern Airlines, Cl A *	8,833	$3,288
China Spacesat, Cl A	2,090	6,225
China State Construction Engineering, Cl A	43,231	19,647
China XD Electric, Cl A	4,613	2,654
CMST Development, Cl A *	1,651	3,477
CPT Technology Group, Cl A (A)	497	1,850
CSR, Cl A *	12,755	9,250
Daqin Railway, Cl A	18,685	19,001
Dazhong Transportation Group, Cl A	2,590	2,742
Dongfang Electric, Cl A	2,364	4,522
East China Engineering Science and Technology, Cl A	654	1,774
Fangda Carbon New Material, Cl A (A) (B)	2,785	4,261
Fujian Expressway Development, Cl A	4,977	1,757
Fujian Longking, Cl A *	1,155	4,495
Guangdong Guangzhou Daily Media, Cl A	872	2,221
Guangshen Railway, Cl A *	11,239	4,601
Guangxi Liugong Machinery, Cl A	2,597	2,436
Guangzhou Baiyun International Airport, Cl A	1,700	1,929
Guangzhou Shipyard International, Cl A (A)	3,300	9,116
Hafei Aviation Industry, Cl A *	500	2,243
Hainan Airlines, Cl A	19,092	5,138
Han's Laser Technology, Cl A	2,596	7,255
Henan Pinggao Electric, Cl A *	2,300	5,167
Jiangsu Yueda Investment, Cl A	2,267	3,358
Jiangsu Zhongtian Technologies, Cl A	2,000	4,219
Jiangsu Zongyi, Cl A	2,574	3,842
Jiangxi Ganyue Expressway, Cl A *	4,204	1,863
Jiangxi Hongdu Aviation Industry, Cl A *	1,273	3,506
Jihua Group, Cl A	4,200	1,665
Keda Clean Energy, Cl A	1,856	5,336
Luxshare Precision Industry, Cl A	690	3,645
Mesnac, Cl A	1,977	3,049
Metallurgical Corp of China, Cl A *	14,616	4,028
Minmetals Development, Cl A	1,500	2,550
NARI Technology Development, Cl A	4,801	10,314
Ningbo Port, Cl A	6,900	2,524
Ningbo Yunsheng Group, Cl A	1,100	2,631
North Navigation Control Technology, Cl A	1,300	2,566
Orient Group, Cl A	4,501	3,765
Palm Landscape Architecture, Cl A	664	1,905
Power Construction Corp of China, Cl A (A)	24,258	10,907
Rizhao Port, Cl A	4,467	1,864
Sany Heavy Industry, Cl A	9,597	7,795

Schedule of Investments (unaudited)	June 30, 2014

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Shanghai Construction, Cl A	3,945	$2,727
Shanghai International Airport, Cl A *	3,469	7,212
Shanghai International Port Group, Cl A *	7,375	5,289
Shanghai Mechanical and Electrical Industry, Cl A *	1,161	2,915
Shanghai Tunnel Engineering, Cl A	3,740	2,923
Shanghai Waigaoqiao Free Trade Zone Development, Cl A *	583	2,503
Shanghai Zhenhua Heavy Industries, Cl A *	5,482	2,818
Shanghai Zhixin Electric, Cl A	3,160	5,174
Shanxi Coal International Energy Group, Cl A	2,463	1,421
Shenzhen Yantian Port Holding, Cl A	2,400	1,965
Shuangliang Eco-Energy Systems, Cl A	1,167	1,838
Sieyuan Electric, Cl A	1,300	1,970
Sinochem International, Cl A	2,619	2,718
Sinoma International Engineering, Cl A	1,554	1,708
Sinotrans Air Transportation Development, Cl A *	1,100	2,142
Suzhou Gold Mantis Construction Decoration, Cl A	2,817	6,428
Taiyuan Heavy Industry, Cl A *	5,699	2,608
TBEA, Cl A	9,100	12,451
Tian Di Science & Technology, Cl A * (A) (B)	1,500	1,927
Tianjin Capital Environmental Protection Group, Cl A *	1,352	1,732
Tianjin Port, Cl A	2,677	3,443
Tianjin Teda, Cl A *	3,500	2,183
Weichai Power, Cl A *	2,957	8,478
XCMG Construction Machinery, Cl A	2,970	3,279
Xi' An Aero-Engine, Cl A	1,765	7,330
Xiamen C & D, Cl A	5,682	4,991
Xi'An Shaangu Power, Cl A	1,770	1,600
Xinjiang Goldwind Science & Technology, Cl A *	5,166	7,901
XJ Electric, Cl A	2,200	7,109
Zhefu Holding Group, Cl A	2,300	2,628
Zhejiang Dun'An Artificial Environment, Cl A	1,366	1,746
Zhengzhou Coal Mining Machinery Group, Cl A	2,692	2,108
Zhengzhou Yutong Bus, Cl A	2,981	7,754
Zoomlion Heavy Industry Science and Technology, Cl A *	13,577	9,693
		456,563
Information Technology — 5.9%
Aisino, Cl A	1,800	6,054
Beijing Shiji Information Technology, Cl A	300	2,480
Beijing Zhongke Sanhuan High-Tech, Cl A	2,470	4,729
Besttone Holdings, Cl A *	665	1,848
BOE Technology Group, Cl A *	30,555	10,686
Datang Telecom Technology, Cl A *	1,111	2,668
DHC Software, Cl A	2,260	7,328

Schedule of Investments (unaudited)	June 30, 2014

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Dongxu Optoelectronic Technology, Cl A *	2,168	$2,620
Eastern Communications, Cl A *	1,377	2,962
Fiberhome Telecommunication Technologies, Cl A (A) (B)	1,565	3,004
Glodon Software, Cl A	941	4,010
GRG Banking Equipment, Cl A	1,274	3,499
Guangzhou Haige Communications Group, Cl A	1,975	5,070
Hangzhou Hikvision Digital Technology, Cl A	4,367	11,922
Hundsun Technologies, Cl A	1,668	7,903
Iflytek, Cl A	1,864	7,991
Inspur Electronic Information Industry, Cl A	852	4,830
Neusoft, Cl A	2,398	5,213
People.cn, Cl A	588	3,714
Sanan Optoelectronics, Cl A	2,297	8,674
Shanghai Aerospace Automobile Electromechanical, Cl A	2,475	3,047
Shanghai DZH, Cl A *	2,100	1,986
Shengyi Technology, Cl A	3,074	3,052
Shenzhen Kaifa Technology, Cl A	2,092	1,989
Shenzhen Laibao Hi-tech, Cl A	1,254	2,284
Shenzhen O-film Tech, Cl A	1,507	5,205
Taiji Computer, Cl A	400	2,159
Tianjin Zhonghuan Semiconductor Joint-Stock, Cl A *	1,136	3,491
Tongfang Guoxin Electronics, Cl A	765	2,928
Tsinghua Tongfang, Cl A	5,565	7,991
Wuhan Guide Infrared, Cl A	600	1,759
YGSOFT, Cl A	1,081	3,563
Yonyou Software, Cl A	1,865	4,229
Zhejiang Chint Electrics, Cl A	894	3,157
Zhejiang Dahua Technology, Cl A	1,900	8,252
ZTE, Cl A	6,100	12,898
		175,195
Materials — 9.8%
Advanced Technology & Materials, Cl A	1,864	2,764
Aluminum Corp of China, Cl A *	8,610	4,218
Anhui Conch Cement, Cl A	6,480	16,417
Baoshan Iron & Steel, Cl A	11,900	7,863
BBMG, Cl A *	2,567	2,325
Beijing Kangde Xin Composite Material, Cl A	2,000	7,333
Chenzhou Mining Group, Cl A	2,200	2,652
China Hainan Rubber Industry Group, Cl A *	3,493	3,456
China Minmetals Rare Earth, Cl A *	1,568	5,302
China Nonferrous Metal Industry's Foreign Engineering and Construction, Cl A	2,098	3,361
CSG Holding, Cl A	4,063	4,472

Schedule of Investments (unaudited)	June 30, 2014

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Guangdong Guanhao High-Tech, Cl A *	2,102	$3,459
Hebei Iron & Steel, Cl A *	13,398	4,016
Henan Zhongfu Industry, Cl A	2,782	1,623
Huaxin Cement, Cl A	1,528	1,642
Inner Mongolia Baotou Steel Rare-Earth Hi-Tech, Cl A	4,796	15,188
Inner Mongolia Junzheng Energy & Chemical Industry, Cl A	1,363	2,313
Inner Mongolian Baotou Steel Union, Cl A	14,448	8,429
Jiangxi Copper, Cl A *	2,988	5,909
Jilin Ji En Nickel Industry, Cl A	1,152	2,681
Jilin Yatai Group, Cl A *	5,483	3,252
Jinduicheng Molybdenum, Cl A	2,866	3,261
Kingfa Sci & Tech, Cl A	5,500	3,909
Lianhe Chemical Technology, Cl A	1,548	3,543
Luxin Venture Capital Group, Cl A *	792	2,050
Maanshan Iron & Steel, Cl A	8,578	2,184
Org Packaging, Cl A	994	3,231
Pangang Group Vanadium Titanium & Resources, Cl A *	12,408	4,159
Pengxin International Mining, Cl A * (A)	7,820	13,081
Qinghai Salt Lake Industry, Cl A	1,400	3,401
Rising Nonferrous Metals Share, Cl A *	498	3,068
Shandong Chenming Paper Holdings, Cl A	3,365	2,364
Shandong Gold Mining, Cl A	2,562	6,392
Shandong Hualu Hengsheng Chemical, Cl A	1,888	2,191
Shandong Humon Smelting, Cl A *	765	1,574
Shandong Nanshan Aluminum, Cl A	4,178	3,380
Shanxi Taigang Stainless Steel, Cl A	7,180	3,066
Shenzhen Zhongjin Lingnan Nonfemet, Cl A	4,864	5,330
Sinopec Shanghai Petrochemical, Cl A *	6,587	3,492
Tangshan Jidong Cement, Cl A	1,698	2,225
Tangshan Sanyou Chemical Industries, Cl A	3,329	2,344
Tongling Nonferrous Metals Group, Cl A	2,600	3,754
Wanhua Chemical Group, Cl A	3,892	9,509
Western Mining, Cl A	5,576	4,916
Wuhan Iron & Steel, Cl A	12,751	4,172
Xiamen Tungsten, Cl A	969	3,967
Xinjiang Tianshan Cement, Cl A	2,060	2,028
Xinjiang Zhongtai Chemical, Cl A	12,500	12,450
Xinxing Ductile Iron Pipes, Cl A	6,558	3,921
Yunnan Aluminium, Cl A (A)	6,091	3,190
Yunnan Chihong Zinc & Germanium, Cl A	2,961	4,395
Yunnan Copper Industry, Cl A * (A)	9,600	11,573
Yunnan Lincang Xinyuan Germanium Industrial, Cl A	1,176	2,299
Yunnan Tin, Cl A (A)	3,323	6,662

Schedule of Investments (unaudited)	June 30, 2014

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Yunnan Yuntianhua, Cl A *	1,185	$1,343
Zhejiang Juhua, Cl A	2,916	2,274
Zhejiang Longsheng Group, Cl A	3,869	10,070
Zhejiang Runtu, Cl A	1,290	3,846
Zhongjin Gold, Cl A	5,298	6,489
Zhuzhou Times New Material Technology, Cl A	1,400	1,990
Zijin Mining Group, Cl A	25,564	8,981
		290,749
Telecommunication Services — 0.8%
China United Network Communications, Cl A	30,522	15,888
Dr Peng Telcom & Media Group, Cl A	3,981	9,264
		25,152
Utilities — 3.1%
Beijing Capital, Cl A	3,168	3,155
Chengdu Xingrong Investment, Cl A	6,432	4,945
China Yangtze Power, Cl A	14,852	14,888
CPI Yuanda Environmental-Protection Group, Cl A	600	1,841
GD Power Development, Cl A	24,784	8,667
Guangdong Baolihua New Energy Stock, Cl A	4,393	2,889
Guangdong Electric Power Development, Cl A	1,976	1,506
Guangdong Golden Dragon Development, Cl A	1,500	3,609
Guangzhou Development Group, Cl A	2,468	1,889
Huadian Power International, Cl A	6,375	3,154
Huaneng Power International, Cl A *	7,560	6,896
Inner Mongolia MengDian HuaNeng Thermal Power, Cl A	4,879	2,964
SDIC Power Holdings, Cl A	12,215	10,040
Shanghai Dazhong Public Utilities Group, Cl A	4,483	3,461
Shanghai Electric Power, Cl A *	2,282	1,607
Shenergy, Cl A *	8,186	5,699
Shenzhen Energy Group, Cl A	2,900	2,627
Sichuan Chuantou Energy, Cl A *	2,596	4,912
Sound Environmental, Cl A	1,664	6,128
		90,877
TOTAL COMMON STOCK
(Cost $2,970,412)		2,914,624
TOTAL INVESTMENTS — 98.2%
(Cost $2,970,412) †		$2,914,624

Percentages are based on Net Assets of $2,967,367

Schedule of Investments (unaudited)	June 30, 2014

KraneShares Bosera MSCI China A Share ETF

* Non-income producing security.

‡	Narrow Industries are utilized for compliance purposes, whereas borad sectors are utilized for reporting.

(A)	—	Security fair valued using method determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2014 was $117,742 and represented 3.97% of Net Assets.

(B)	—	Security considered illiquid. The total market value of such securities as of June 30, 2014 was $9,192 and represented 0.31% of Net Assets.

Cl	—	Class

The following is a list of inputs used as of June 30, 2014, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China
Consumer Discretionary	$322,510	$—	$36,276	$358,786
Consumer Staples	194,068	—	4,561	198,629
Energy	113,384	—	—	113,384
Financials	959,535	—	—	959,535
Health Care	240,653	—	5,101	245,754
Industrials	422,269	—	34,294	456,563
Information Technology	172,191	—	3,004	175,195
Materials	256,243	—	34,506	290,749
Telecommunication Services	25,152	—	—	25,152
Utilities	90,877	—	—	90,877
Total Common Stock	2,796,882	—	117,742	2,914,624
Total Investments in Securities	$2,796,882	$—	$117,742	$2,914,624

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of March 31, 2014	$90,145
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	7
Purchases	5,094
Sales	—
Transfer into Level 3	112,641
Transfer out of Level 3	(90,145)
Ending balance as of June 30, 2014	$117,742

Changes in unrealized gains (losses) included in earnings Related to securities held at reporting date	$7

† At June 30, 2014, the tax basis cost of the Fund’s investments was $2,970,412, and the unrealized appreciation and depreciation were $99,736 and $(155,524), respectively.

For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Schedule of Investments (unaudited)	June 30, 2014

KraneShares Bosera MSCI China A Share ETF

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-003-0100

Schedule of Investments (unaudited)	June 30, 2014

KraneShares CSI New China ETF
(formerly, KraneShares CSI China Five Year Plan ETF)

	Shares	Value
COMMON STOCK — 99.7% ‡
CHINA— 76.5%
Consumer Discretionary — 10.3%
500.com ADR, Cl A *	152	$5,624
Ajisen China Holdings	5,800	4,505
ANTA Sports Products	5,943	9,447
Baoxin Auto Group	4,490	3,789
Bosideng International Holdings	28,137	4,211
Byd, Cl H *	4,309	24,769
China Distance Education Holdings ADR	99	1,659
China Dongxiang Group	21,938	4,133
China National Culture Group *	22,000	574
Ctrip.com International ADR *	948	60,710
Dongfeng Motor Group, Cl H	20,758	37,175
E-Commerce China Dangdang ADR, Cl A *	261	3,492
Golden Eagle Retail Group	3,367	4,088
Goodbaby International Holdings	5,502	2,712
Great Wall Motor, Cl H	6,974	25,915
Guangzhou Automobile Group, Cl H	15,135	17,536
Hisense Kelon Electrical Holdings, Cl A *	3,121	3,665
Home Inns & Hotels Management ADR *	226	7,736
Intime Retail Group	7,519	6,587
Kandi Technologies Group *	184	2,604
Li Ning *	4,772	3,818
New Oriental Education & Technology Group	1,074	28,536
Parkson Retail Group	11,029	3,159
Qunar Cayman Islands ADR *	256	7,309
Shenzhou International Group Holdings	3,378	11,528
SinoMedia Holding	374	289
Vipshop Holdings ADR *	237	44,494
VisionChina Media ADR *	13	223
Zhongsheng Group Holdings	5,444	7,094
		337,381
Consumer Staples — 5.5%
China Yurun Food Group *	10,826	4,819
Labixiaoxin Snacks Group *	3,059	785
Prince Frog International Holdings	5,126	1,290
Sun Art Retail Group	18,359	21,011
Tingyi Cayman Islands Holding	15,497	43,390
Tsingtao Brewery, Cl H	1,886	14,747
Uni-President China Holdings	8,141	6,239
Want Want China Holdings	55,872	80,308
Yashili International Holdings	7,892	2,872

Schedule of Investments (unaudited)	June 30, 2014

KraneShares CSI New China ETF
(formerly, KraneShares CSI China Five Year Plan ETF)

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
YuanShengTai Dairy Farm *	18,000	$2,857
		178,318
Health Care — 3.6%
Consun Pharmaceutical Group *	3,000	2,249
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	1,296	3,796
Jintian Pharmaceutical Group *	5,000	1,716
Mindray Medical International ADR	673	21,200
Phoenix Healthcare Group	2,000	3,014
Shandong Weigao Group Medical Polymer, Cl H	12,204	11,920
Shanghai Fosun Pharmaceutical Group, Cl H	2,041	7,611
Shanghai Pharmaceuticals Holding, Cl H	3,124	6,498
Sihuan Pharmaceutical Holdings Group	34,024	20,808
Sinopharm Group, Cl H	6,487	17,953
Tong Ren Tang Technologies, Cl H	3,542	5,173
WuXi PharmaTech Cayman ADR *	469	15,411
		117,349
Industrials — 7.4%
51job ADR *	71	4,683
Air China, Cl H	16,141	9,455
AviChina Industry & Technology, Cl H	15,314	8,655
Beijing Capital International Airport, Cl H	10,538	7,247
China Communications Construction, Cl H	31,333	21,022
China Conch Venture Holdings	6,500	14,308
China COSCO Holdings, Cl H	17,214	6,708
China Eastern Airlines, Cl H *	11,141	3,436
China International Marine Containers Group, Cl H	4,914	9,473
China Lesso Group Holdings	7,401	3,963
China Machinery Engineering, Cl H	6,577	3,887
China Railway Construction, Cl H	14,575	12,825
China Railway Group, Cl H	28,023	13,704
China Rongsheng Heavy Industries Group Holdings	8,021	1,728
China Shipping Container Lines, Cl H *	24,187	6,241
China Shipping Development, Cl H	9,401	5,507
China Southern Airlines, Cl H	15,323	4,626
CSR	13,349	10,042
Dongfang Electric, Cl H	2,086	3,585
First Tractor, Cl H	2,029	1,330
Fosun International *	13,357	17,751
Guodian Technology & Environment Group, Cl H	7,833	1,779
Haitian International Holdings	4,569	10,670
Harbin Electric, Cl H	4,073	2,470
Jiangsu Expressway, Cl H	6,294	7,447
JinkoSolar Holding ADR *	134	4,043

Schedule of Investments (unaudited)	June 30, 2014

KraneShares CSI New China ETF
(formerly, KraneShares CSI China Five Year Plan ETF)

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Shanghai Electric Group, Cl H	16,542	$6,659
Sinotrans, Cl H	10,000	6,490
Weichai Power, Cl H	3,270	12,636
Zhejiang Expressway, Cl H	7,482	7,578
Zhuzhou CSR Times Electric, Cl H	4,194	12,744
		242,692
Information Technology — 42.9%
21Vianet Group ADR *	402	12,048
58.com ADR *	227	12,272
AAC Technologies Holdings	5,036	32,781
Autohome ADR *	141	4,855
Baidu ADR *	2,510	468,893
BitAuto Holdings ADR *	151	7,354
Canadian Solar *	282	8,815
Forgame Holdings *	300	1,032
Hanwha SolarOne ADR *	85	235
HC International *	2,000	4,640
Hollysys Automation Technologies *	231	5,657
JA Solar Holdings ADR *	340	3,693
Kingsoft	5,283	15,916
NetEase	509	39,885
Perfect World ADR	186	3,651
Qihoo 360 Technology ADR *	603	55,500
Semiconductor Manufacturing International *	168,562	14,572
SINA *	450	22,397
Sohu.com *	196	11,307
SouFun Holdings ADR	1,341	13,128
Sungy Mobile ADR *	81	1,117
Tencent Holdings	40,045	610,723
Trigiant Group	6,000	1,633
Trina Solar ADR *	487	6,248
Xinjiang Goldwind Science & Technology, Cl H	2,867	3,340
Yingli Green Energy Holding ADR *	934	3,493
Youku Tudou ADR *	910	21,713
YY ADR *	227	17,138
		1,404,036
Materials — 3.9%
Aluminum Corp of China, Cl H *	25,141	9,018
Angang Steel, Cl H	8,233	5,311
Anhui Conch Cement, Cl H	8,968	30,779
BBMG, Cl H	8,010	5,168
China BlueChemical, Cl H	14,566	7,950
China Hongqiao Group	7,083	5,090

Schedule of Investments (unaudited)	June 30, 2014

KraneShares CSI New China ETF
(formerly, KraneShares CSI China Five Year Plan ETF)

	Shares	Value
COMMON STOCK — continued
Materials — continued
China Lumena New Materials (A)	28,720	$2,927
China Molybdenum, Cl H	7,681	3,935
China National Building Material, Cl H	21,152	18,640
China Shanshui Cement Group	15,572	5,485
Dongyue Group	9,099	3,792
Jiangxi Copper, Cl H	9,797	15,498
Maanshan Iron & Steel, Cl H	13,983	2,905
Sinopec Yizheng Chemical Fibre, Cl H (A)	15,343	3,504
Yingde Gases Group	6,702	7,272
		127,274
Utilities — 2.9%
Beijing Jingneng Clean Energy, Cl H	9,682	4,322
China Datang Renewable Power, Cl H	19,558	2,473
China Longyuan Power Group, Cl H	24,012	26,056
China Suntien Green Energy *	28,000	9,104
ENN Energy Holdings	5,352	38,464
Huadian Fuxin Energy, Cl H	15,340	8,036
Huaneng Renewables, Cl H	24,263	8,014
		96,469
TOTAL CHINA		2,503,519
HONG KONG— 23.2%
Consumer Discretionary — 5.7%
Belle International Holdings	33,799	37,504
Brilliance China Automotive Holdings	21,174	39,723
China LotSynergy Holdings	40,000	3,819
China ZhengTong Auto Services Holdings	5,698	3,191
ChinaVision Media Group *	40,000	9,238
Daphne International Holdings	9,826	3,854
Fu Shou Yuan International Group *	7,000	3,821
Geely Automobile Holdings	39,138	13,786
GOME Electrical Appliances Holding	68,767	11,268
Haier Electronics Group	6,526	17,051
Hengdeli Holdings	16,637	2,898
Man Wah Holdings	2,400	3,834
Minth Group	4,178	8,118
Paradise Entertainment	4,000	2,627
Skyworth Digital Holdings	15,388	7,346
TCL Multimedia Technology Holdings	5,924	2,071
Xinchen China Power Holdings *	4,495	2,906
Xinyi Glass Holdings	21,219	12,457
		185,512

Schedule of Investments (unaudited)	June 30, 2014

KraneShares CSI New China ETF
(formerly, KraneShares CSI China Five Year Plan ETF)

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 5.4%
Biostime International Holdings	1,209	$6,708
China Agri-Industries Holdings	19,255	7,329
China Foods	8,630	3,062
China Huishan Dairy Holdings *	40,000	8,774
China Mengniu Dairy	11,175	51,691
China Modern Dairy Holdings *	17,102	6,730
China Resources Enterprise	7,990	22,165
Hengan International Group	5,911	62,234
NVC Lighting Holding	14,305	3,212
Vinda International Holdings	2,960	4,499
		176,404
Health Care — 1.2%
Beijing Tong Ren Tang Chinese Medicine	1,723	2,219
China Medical System Holdings	6,105	7,475
China Traditional Chinese Medicine	9,973	4,465
CSPC Pharmaceutical Group	11,071	8,842
Sino Biopharmaceutical	20,370	16,506
		39,507
Industrials — 5.9%
Beijing Enterprises Holdings	3,015	28,534
Bolina Holding	4,000	1,512
China Everbright International	18,453	26,381
China High Speed Transmission Equipment Group	8,310	5,533
China Merchants Holdings International	8,916	27,840
China Singyes Solar Technologies Holdings	3,238	5,456
China State Construction International Holdings	13,140	23,058
China WindPower Group *	40,000	3,200
CIMC Enric Holdings	6,473	8,519
CITIC Pacific	13,332	23,360
Freetech Road Recycling Technology Holdings	4,446	1,336
Kerry Logistics Network	4,500	7,107
Lonking Holdings	24,125	4,140
Shanghai Industrial Holdings	4,086	12,442
Shenzhen International Holdings	7,393	9,100
Zoomlion Heavy Industry Science and Technology	10,599	6,564
		194,082
Information Technology — 1.6%
Anxin-China Holdings	12,158	1,631
Boyaa Interactive International	1,000	1,038
Comtec Solar Systems Group *	6,034	973
GCL-Poly Energy Holdings	69,032	23,069
Shunfeng Photovoltaic International *	6,000	7,835

Schedule of Investments (unaudited)	June 30, 2014

KraneShares CSI New China ETF
(formerly, KraneShares CSI China Five Year Plan ETF)

	Shares/Face Amount	Value
COMMON STOCK — continued
Information Technology — continued
Sunny Optical Technology Group	5,869	$8,300
VODone	21,133	1,909
Xinyi Solar Holdings	30,000	7,703
		52,458
Materials — 1.2%
China Resources Cement Holdings	13,329	8,358
Huabao International Holdings	16,528	9,788
Lee & Man Paper Manufacturing	14,139	7,516
MMG	11,872	3,554
Nine Dragons Paper Holdings	12,980	8,826
Sinofert Holdings	15,638	2,119
		40,161
Utilities — 2.2%
China Gas Holdings	17,330	35,956
China Oil & Gas Group	39,814	7,346
China Resources Gas Group	5,317	16,739
CT Environmental Group	2,000	1,455
Towngas China	8,000	9,424
		70,920
TOTAL HONG KONG		759,044
TOTAL COMMON STOCK
(Cost $2,532,694)		3,262,563

TIME DEPOSITS — 0.1%
Brown Brothers Harriman 0.030%, 07/01/2014 USD (Cost $2,465)	$2,465	2,465
TOTAL INVESTMENTS — 99.8%
(Cost $2,535,159) †		$3,265,028

Percentages are based on Net Assets of $3,273,206

* Non-income producing security.

‡ Narrow Industries are utilized for compliance purposes, whereas borad sectors are utilized for reporting.

(A)	—	Security fair valued using method determined in good faith by the Valuation Committee of the Board of Trustees.
The	total market value of such securities as of June 30, 2014 was $6,432 and represented 0.20% of Net Assets.

ADR — American Depositary Receipt
Cl — Class
USD — United States Dollar

Schedule of Investments (unaudited)	June 30, 2014

KraneShares CSI New China ETF
(formerly, KraneShares CSI China Five Year Plan ETF)

The following is a list of inputs used as of June 30, 2014, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China
Consumer Discretionary	$337,381	$—	$—	$337,381
Consumer Staples	178,318	—	—	178,318
Health Care	117,349	—	—	117,349
Industrials	242,692	—	—	242,692
Information Technology	1,404,036	—	—	1,404,036
Materials	120,843	—	6,431	127,274
Utilities	96,469	—	—	96,469
Hong Kong
Consumer Discretionary	185,512	—	—	185,512
Consumer Staples	176,404	—	—	176,404
Health Care	39,507	—	—	39,507
Industrials	194,082	—	—	194,082
Information Technology	52,458	—	—	52,458
Materials	40,161	—	—	40,161
Utilities	70,920	—	—	70,920
Total Common Stock	3,256,132	—	—	3,262,563
Time Deposits	—	2,465	—	2,465
Total Investments in Securities	$3,256,132	$2,465	$6,431	$3,265,028

* A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments during the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

† At June 30, 2014, the tax basis cost of the Fund’s investments was $2,535,159, and the unrealized appreciation and depreciation were $821,522 and $(91,653), respectively.

For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-001-0200

Schedule of Investments (unaudited)	June 30, 2014

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 100.0% ‡
CHINA— 97.8%
Consumer Discretionary — 25.4%
500.com ADR, Cl A *	36,376	$1,345,912
Ctrip.com International ADR *	85,842	5,497,322
E-Commerce China Dangdang ADR, Cl A *	62,891	841,482
eLong ADR *	11,870	260,428
JD.com ADR *	199,079	5,675,742
LightinTheBox Holding ADR *	40,607	258,260
Qunar Cayman Islands ADR *	53,837	1,537,046
Vipshop Holdings ADR *	20,701	3,886,406
		19,302,598
Industrials — 1.6%
51job ADR *	18,026	1,188,995
Information Technology — 70.8%
21Vianet Group ADR *	101,477	3,041,266
58.com ADR *	49,383	2,669,645
Autohome ADR *	33,287	1,146,071
AutoNavi Holdings ADR *	255	5,330
Baidu ADR *	36,771	6,869,190
BitAuto Holdings ADR *	39,350	1,916,345
Changyou.com ADR *	17,894	464,886
China Binary Sale Technology *	220,000	52,230
China Finance Online ADR *	44,709	186,437
China Mobile Games & Entertainment Group ADR *	21,629	343,252
Forgame Holdings *	95,600	328,726
Jiayuan.com International ADR	19,307	117,773
Kingsoft	936,260	2,820,733
KongZhong ADR *	53,912	467,956
Ku6 Media ADR *	31,013	36,285
NetEase	39,577	3,101,254
Pacific Online	337,000	185,233
Perfect World ADR	36,776	721,913
Phoenix New Media ADR *	61,335	656,898
Qihoo 360 Technology ADR *	44,085	4,057,583
Renren ADR *	213,216	712,141
Shanda Games ADR *	125,629	834,177
SINA *	61,702	3,070,908
Sky-mobi ADR *	21,895	181,291
Sohu.com *	46,651	2,691,296
SouFun Holdings ADR	255,159	2,498,007
Sungy Mobile ADR *	28,512	393,180
Tencent Holdings	491,765	7,499,871
Youku Tudou ADR *	144,388	3,445,098

Schedule of Investments (unaudited)	June 30, 2014

KraneShares CSI China Internet ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Information Technology — continued
YY ADR *	41,702	$3,148,501
		53,663,476
TOTAL CHINA		74,155,069
HONG KONG— 2.2%
Information Technology — 2.2%
Boyaa Interactive International	562,000	583,728
NetDragon Websoft	387,400	715,783
VODone	3,828,264	345,763
TOTAL HONG KONG		1,645,274
TOTAL COMMON STOCK
(Cost $70,431,726)		75,800,343

TIME DEPOSITS — 0.0%

Brown Brothers Harriman 0.030%, 07/01/2014 USD	$4,401	4,401
0.005%, 07/01/2014 HKD	232,740	30,030
TOTAL TIME DEPOSITS
(Cost $34,431)		34,431
TOTAL INVESTMENTS — 100.0%
(Cost $70,466,157) †		$75,834,774

Percentages are based on Net Assets of $75,810,649

* Non-income producing security.

‡ Narrow Industries are utilized for compliance purposes, whereas borad sectors are utilized for reporting.

ADR — American Depositary Receipt
Cl — Class
HKD — Hong Kong Dollar
USD — United States Dollar

The following is a list of the inputs used as of June 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$75,800,343	$—	$—	$75,800,343
Time Deposits	—	34,431	—	34,431
Total Investments in Securities	$75,800,343	$34,431	$—	$75,834,774

† At June 30, 2014, the tax basis cost of the Fund’s investments was $70,466,157, and the unrealized appreciation and depreciation were $9,403,793 and $(4,035,176), respectively.

For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Schedule of Investments (unaudited)	June 30, 2014

KraneShares CSI China Internet ETF

For the period ended June 30, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-002-020

Item 2.           Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.           Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane, Trustee and Principal Executive Officer

Date: August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane, Trustee and Principal Executive Officer

Date: August 27, 2014

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane, Principal Financial Officer

Date: August 27, 2014